UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Dearborn Partners Rising Dividend Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.67%
Capital Goods - 2.62%
Illinois Tool Works, Inc.	3,825	$268,248
Commercial & Professional Services - 2.39%
Republic Services, Inc.	7,180	244,838
Consumer Durables & Apparel - 5.04%
Polaris Industries, Inc.	2,729	260,646
VF Corp.	1,389	255,382
		516,028
Consumer Services - 2.22%
Mcdonalds Corp.	2,358	227,712
Energy - 9.29%
Chevron Corp.	2,005	246,114
Enterprise Products Partners, LP.	3,952	234,709
Kinder Morgan, Inc.	6,153	233,691
Magellan Midstream Partners, LP.	4,578	238,010
		952,524
Food & Staples Retailing - 2.27%
Sysco Corp.	6,896	233,086
Food, Beverage & Tobacco - 2.25%
General Mills, Inc.	4,891	230,268
Health Care Equipment & Services - 7.48%
Becton Dickinson and Co.	2,485	245,071
Owens & Minor, Inc.	7,532	257,444
STERIS Corp.	5,820	263,879
		766,394
Household & Personal Products - 2.26%
Procter & Gamble Co.	3,023	232,045
Insurance - 2.29%
Chubb Corp.	2,700	235,170
Materials - 5.29%
Air Products & Chemicals, Inc.	2,778	262,271
Valspar Corp.	3,903	279,728
		541,999
Pharmaceuticals, Biotechnology & Life Sciences - 7.06%
Johnson & Johnson	2,925	246,226
Merck & Co, Inc.	5,116	238,917
Novartis AG - ADR	3,316	237,956
		723,099
Semiconductors & Semiconductor Equipment - 7.45%
Analog Devices, Inc.	5,312	243,980
Intel Corp.	10,770	261,496
Xilinx, Inc.	6,349	258,087
		763,563
Software & Services - 4.72%
International Business Machines Corp.	1,135	236,103
Jack Henry & Associates, Inc.	5,273	247,462
		483,565
Technology Hardware & Equipment - 4.83%
Apple, Inc.	597	268,459
QUALCOMM, Inc.	3,561	226,052
		494,511
Telecommunication Services - 4.47%
AT&T, Inc.	6,280	219,737
Vodafone Group PLC - ADR	8,237	238,461
		458,198
Transportation - 4.93%
Union Pacific Corp.	1,692	261,617
United Parcel Service, Inc.	2,837	243,698
		505,315
Utilities - 8.81%
Aqua America, Inc.	7,346	228,387
NextEra Energy, Inc.	3,003	227,087
ONEOK, Inc.	4,911	221,683
Xcel Energy, Inc.	7,845	225,308
		902,465
TOTAL COMMON STOCKS (Cost $8,746,013)		8,779,028

REAL ESTATE INVESTMENT TRUSTS - 8.71%
Digital Realty Trust, Inc.	3,375	205,571
Health Care REIT, Inc.	3,365	228,921
Realty Income Corp.	5,126	232,976
Ventas, Inc.	3,150	224,816
TOTAL REAL ESTATE (Cost $984,450)		892,284

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.93%
Money Market Funds - 3.93%
Fidelity Institutional Money Market Portfolio, 0.08% (a)	403,024	403,024
TOTAL SHORT-TERM INVESTMENTS (Cost $403,024)		403,024

Total Investments (Cost $10,133,487) - 98.31%		10,074,336
Other Assets in Excess of Liabilities - 1.69%		173,464
TOTAL NET ASSETS - 100.00%		$10,247,800

ADR	American Depository Receipt
(a)	Variable rate security. The rate shown represents the rate at May 31, 2013.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$10,133,487
Gross unrealized appreciation	201,314
Gross unrealized depreciation	(260,465)
Net unrealized depreciation	$(59,151)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report which will be dated February 28, 2014.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures" Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on the first in, first out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions indetermining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$8,779,028	$-	$-	$8,779,028
Real Estate Investment Trusts	892,284	-	-	892,284
Short-Term Investments	403,024	-	-	403,024
Total Investments in Securities	$10,074,336	$-	$-	$10,074,336

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2013.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended May 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date  7/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel, President

Date  7/24/13

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  7/24/13

* Print the name and title of each signing officer under his or her signature.